Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Expenses
General and administrative	$ 2,244,000	$ 3,298,000
Demonstration Plant operations	855,000	1,466,000
Management and directors' fees	477,000	490,000
Share-based compensation	1,420,000	2,681,000
Separation benefits	100,000
Other	6,000
Foreign exchange loss (gain)	2,000	(124,000)
Loss from operations	5,104,000	7,811,000
Interest and other income	250,000	152,000
Fair value gain on Investment in Aqualung	2,990,000
Fair value gain on financial asset - FID	741,000	0
Investment loss from joint ventures	(984,000)
Interest expense	(10,000)	(14,000)
Net loss before income taxes	(2,117,000)	(7,673,000)
Deferred income tax benefit	(567,000)
Net loss	(1,550,000)	(7,673,000)
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	20,000	(10,000)
Total comprehensive loss	$ (1,530,000)	$ (7,683,000)
Weighted average number of common shares outstanding - basic	192,568,062	178,223,074
Weighted average number of common shares outstanding - diluted	192,568,062	178,223,074
Basic loss per share (in USD per share)	$ (0.01)	$ (0.04)
Diluted loss per share (in USD per share)	$ (0.01)	$ (0.04)